Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues generated from digital asset mining business by countries - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues generated from digital asset mining business by countries [Line Items]
Total	$ 32,270,689	$ 96,078,570	$ 21,065,113
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues generated from digital asset mining business by countries [Line Items]
Total	31,132,771	33,573,412	307,673
Canada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues generated from digital asset mining business by countries [Line Items]
Total	1,137,918	640,554
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues generated from digital asset mining business by countries [Line Items]
Total		$ 61,864,604	$ 20,757,440